First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 74.7%
	APPLICATIONS SOFTWARE — 7.3%
964,551	Nuance Communications, Inc.*,1	$53,358,961
	CHEMICALS-SPECIALTY — 0.9%
266,153	Atotech Ltd.*,1	6,792,225
	COMMERCIAL BANKS-CENTRAL US — 4.5%
679,712	Flagstar Bancorp, Inc.[1]	32,585,393
	COMMERCIAL BANKS-EASTERN US — 0.6%
196,204	Howard Bancorp, Inc.*,1	4,275,285
	COMMERCIAL BANKS-WESTERN US — 0.1%
30,441	Great Western Bancorp, Inc.	1,033,776
	COMMERCIAL SERVICES-FINANCE — 3.5%
192,153	IHS Markit Ltd.[1]	25,540,977
	INTERNET SECURITY — 3.3%
298,312	Mimecast Ltd.*,1	23,736,686
	LIFE/HEALTH INSURANCE — 0.0%
1,330	Athene Holding Ltd. - Class A*,1	110,829
	MEDICAL INFORMATION SYSTEMS — 0.7%
57,941	Cerner Corp.	5,380,981
	MEDICAL-BIOMEDICAL/GENERICS — 1.0%
75,508	Arena Pharmaceuticals, Inc.*,1	7,017,713
	REITS-DIVERSIFIED — 4.6%
372,667	CyrusOne, Inc.[1]	33,435,683
	REITS-WAREHOUSE/INDUSTRIES — 0.4%
151,856	Monmouth Real Estate Investment Corp. - Class A1	3,190,495
	RETAIL-RESTAURANTS — 0.5%
285,169	Del Taco Restaurants, Inc.[1]	3,550,354
	S & L/THRIFTS-EASTERN US — 2.3%
652,247	Sterling Bancorp[1]	16,821,450
	SPECIFIED PURPOSE ACQUISITIONS — 42.6%
195,376	26 Capital Acquisition Corp.*	1,924,454
35,042	5:01 Acquisition Corp. - Class A*	345,164

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
169,910	7GC & Co. Holdings, Inc. - Class A*	$1,654,923
214,061	Adit EdTech Acquisition Corp.*	2,119,204
10,603	Alpha Capital Acquisition Co. - Class A*	104,546
110,000	Altimeter Growth Corp. 2 - Class A*	1,084,600
95,000	Altitude Acquisition Corp. - Class A*	940,500
294,700	Apollo Strategic Growth Capital - Class A*	2,908,689
7,891	Arrowroot Acquisition Corp. - Class A*	76,543
114,501	Artisan Acquisition Corp. - Class A*	1,134,705
158,000	ARYA Sciences Acquisition Corp. V - Class A*	1,531,020
164,872	Athlon Acquisition Corp. - Class A*	1,609,151
26,200	Atlantic Avenue Acquisition Corp. - Class A*	256,760
245,647	Aurora Acquisition Corp. - Class A*	2,431,905
296,051	Austerlitz Acquisition Corp. I - Class A*	2,874,655
200,000	Austerlitz Acquisition Corp. II - Class A*	1,944,000
260,292	Avanti Acquisition Corp. - Class A*	2,556,068
78,200	B Riley Principal 150 Merger Corp. - Class A*	791,384
191,272	BCLS Acquisition Corp. - Class A*	1,885,942
22,500	Benessere Capital Acquisition Corp. - Class A*	228,150
25,000	Better World Acquisition Corp.*	254,250
87,836	Big Sky Growth Partners, Inc. - Class A*	852,888
90,001	Biotech Acquisition Co. - Class A*	885,610
57,957	BOA Acquisition Corp. - Class A*	569,717
18,811	Breeze Holdings Acquisition Corp.*	192,060
100,637	Bridgetown 2 Holdings Ltd. - Class A*	997,313
462,983	Bridgetown Holdings Ltd. - Class A*	4,546,493
14,378	Bright Lights Acquisition Corp. - Class A*	141,767
126,000	Broadscale Acquisition Corp. - Class A*	1,252,440
268,763	Burgundy Technology Acquisition Corp. - Class A*	2,690,318
432,916	Capstar Special Purpose Acquisition Corp. - Class A*	4,311,843
159,906	Cartesian Growth Corp. - Class A*	1,579,871
100,379	CC Neuberger Principal Holdings II - Class A*	993,752
187,642	CF Acquisition Corp. IV - Class A*	1,838,892
185,025	CF Acquisition Corp. V - Class A*	1,850,250
236,300	Churchill Capital Corp. V - Class A*	2,325,192
598,664	Churchill Capital Corp. VII - Class A*	5,884,867
406,288	Cohn Robbins Holdings Corp. - Class A*	3,993,811
7,312	Colicity, Inc. - Class A*	71,292
12,835	Concord Acquisition Corp. II - Class A*	125,141
254,819	Corner Growth Acquisition Corp. - Class A*	2,497,226
17,247	Crown PropTech Acquisitions - Class A*	170,745
116,800	Crucible Acquisition Corp. - Class A*	1,137,632

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
279,770	DPCM Capital, Inc. - Class A*	$2,747,341
50,000	Duddell Street Acquisition Corp. - Class A*	496,000
338,835	E.Merge Technology Acquisition Corp. - Class A*	3,334,136
286,398	East Resources Acquisition Co. - Class A*	2,826,748
879,263	ECP Environmental Growth Opportunities Corp. - Class A*	8,669,533
15,000	EdtechX Holdings Acquisition Corp. II*	150,300
269,283	EJF Acquisition Corp. - Class A*	2,673,980
994,872	Environmental Impact Acquisition Corp.*	9,869,130
101,973	Epiphany Technology Acquisition Corp. - Class A*	995,257
294,975	EQ Health Acquisition Corp. - Class A*	2,864,207
276,959	Equity Distribution Acquisition Corp. - Class A*	2,719,737
167,525	Eucrates Biomedical Acquisition Corp.*	1,635,044
14,535	Fast Acquisition Corp. - Class A*	147,676
110,489	Fast Acquisition Corp. II - Class A*	1,073,953
5,000	FirstMark Horizon Acquisition Corp. - Class A*	49,450
306,400	Fortress Capital Acquisition Corp. - Class A*	2,990,464
69,119	Forum Merger IV Corp. - Class A*	673,219
154,185	Founder SPAC - Class A*	1,534,141
123,744	Frazier Lifesciences Acquisition Corp. - Class A*	1,206,504
126,348	Frontier Acquisition Corp. - Class A*	1,239,474
434,613	FTAC Athena Acquisition Corp. - Class A*	4,311,361
205,559	FTAC Hera Acquisition Corp. - Class A*	2,008,312
90,000	Fusion Acquisition Corp. II - Class A*	873,000
2,000	G Squared Ascend I, Inc. - Class A*	19,760
245,000	Galata Acquisition Corp. - Class A*	2,371,600
100,000	GigCapital5, Inc.*	988,000
156,172	GO Acquisition Corp.*	1,536,733
3,400	Goal Acquisitions Corp.*	32,980
45,000	Golden Falcon Acquisition Corp. - Class A*	440,100
494,000	Gores Guggenheim, Inc. - Class A*	5,779,800
866,824	Gores Metropoulos II, Inc. - Class A*	8,642,235
127,851	Growth Capital Acquisition Corp. - Class A*	1,270,839
210,399	Haymaker Acquisition Corp. III - Class A*	2,068,222
188,630	Healthcare Capital Corp. - Class A*	1,861,778
219,179	Hennessy Capital Investment Corp. V - Class A*	2,134,804
224,465	HIG Acquisition Corp. - Class A*	2,195,268
140,796	Highland Transcend Partners I Corp. - Class A*	1,396,696
203,286	Horizon Acquisition Corp. II - Class A*	1,998,301
81,539	HumanCo Acquisition Corp. - Class A*	797,451
323,512	IG Acquisition Corp. - Class A*	3,173,653
582,708	InterPrivate III Financial Partners, Inc. - Class A*	5,774,636

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
232,506	Khosla Ventures Acquisition Co. - Class A*	$2,255,308
125,645	Khosla Ventures Acquisition Co. III - Class A*	1,226,295
200,814	Kingswood Acquisition Corp. - Class A*	2,028,221
280,000	KINS Technology Group, Inc. - Class A*	2,791,600
159,340	Lazard Growth Acquisition Corp. I*	1,550,378
101,400	Lefteris Acquisition Corp. - Class A*	993,720
200	Levere Holdings Corp. - Class A*	1,948
728,156	Lionheart Acquisition Corp. II - Class A*	7,252,434
15,419	LMF Acquisition Opportunities, Inc. - Class A*	154,807
515,500	Longview Acquisition Corp. II - Class A*	5,072,520
132,973	Lux Health Tech Acquisition Corp. - Class A*	1,303,135
723,236	M3-Brigade Acquisition II Corp. - Class A*	7,167,269
598,592	Magnum Opus Acquisition Ltd. - Class A*	5,938,033
184,134	Malacca Straits Acquisition Co., Ltd. - Class A*	1,843,181
7,245	MDH Acquisition Corp. - Class A*	71,001
619,180	Motive Capital Corp. - Class A*	6,092,731
61,546	Noble Rock Acquisition Corp. - Class A*	596,381
424,964	North Atlantic Acquisition Corp. - Class A*	4,164,647
131,891	North Mountain Merger Corp. - Class A*	1,300,445
456,917	Northern Star Investment Corp. II - Class A*	4,432,095
121,500	Novus Capital Corp. II - Class A*	1,202,850
206,564	Oaktree Acquisition Corp. II - Class A*	2,040,852
45,900	Omega Alpha SPAC - Class A*	448,443
272,821	Pine Island Acquisition Corp. - Class A*	2,690,015
70,787	Plum Acquisition Corp. I - Class A*	685,926
210,167	PMV Consumer Acquisition Corp.*	2,065,942
80,170	Poema Global Holdings Corp. - Class A*	792,080
221,953	Population Health Investment Co., Inc. - Class A*	2,184,018
58,817	Portage Fintech Acquisition Corp. - Class A*	571,113
300,000	Prime Impact Acquisition I - Class A*	2,952,000
94,500	Prospector Capital Corp. - Class A*	920,430
400,000	Quantum FinTech Acquisition Corp.*	3,956,000
558,117	Queen's Gambit Growth Capital - Class A*	5,525,358
291,810	RedBall Acquisition Corp. - Class A*	2,894,755
168,936	Research Alliance Corp. II - Class A*	1,642,058
40,297	Roth Ch Acquisition III Co.*	399,746
13,214	Sarissa Capital Acquisition Corp. - Class A*	130,819
134,158	ScION Tech Growth I - Class A*	1,309,382
22,658	Silver Crest Acquisition Corp. - Class A*	222,275
404	Silver Spike Acquisition Corp. II - Class A*	3,927
200	Skydeck Acquisition Corp. - Class A*	1,930

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
200	Social Capital Hedosophia Holdings Corp. IV - Class A*	$2,044
375,000	Social Capital Hedosophia Holdings Corp. VI - Class A*	3,821,250
204,287	Social Leverage Acquisition Corp. I - Class A*	2,004,056
91,983	Software Acquisition Group, Inc. III - Class A*	905,113
813,523	Spartan Acquisition Corp. III - Class A*	8,029,472
295,377	Spring Valley Acquisition Corp. - Class A*	2,962,631
1,007	Stratim Cloud Acquisition Corp. - Class A*	9,687
310,200	SVF Investment Corp. - Class A*	3,114,408
434,213	Tailwind Acquisition Corp. - Class A*	4,272,656
206,110	Tailwind Two Acquisition Corp. - Class A*	2,038,428
25,442	Tech and Energy Transition Corp. - Class A*	247,296
332,416	Tekkorp Digital Acquisition Corp. - Class A*	3,300,891
394,281	Thayer Ventures Acquisition Corp. - Class A*	3,982,238
139,110	Tiga Acquisition Corp. - Class A*	1,409,532
865,724	Trebia Acquisition Corp. - Class A*	8,622,611
131,940	Trepont Acquisition Corp. I - Class A*	1,316,761
8,632	Tuatara Capital Acquisition Corp. - Class A*	85,025
25,000	Turmeric Acquisition Corp. - Class A*	245,000
25,000	VectoIQ Acquisition Corp. II - Class A*	243,500
272,664	Ventoux CCM Acquisition Corp.*	2,729,367
278,335	VPC Impact Acquisition Holdings III, Inc. - Class A*	2,783,350
346,671	Vy Global Growth - Class A*	3,400,843
		309,539,783
	TELECOM SERVICE — 2.4%
820,676	Vonage Holdings Corp.*,1	17,061,854
	TOTAL COMMON STOCKS
	(Cost $544,283,801)	543,432,445
	UNITS — 14.4%
	PIPELINES — 0.1%
61,706	BP Midstream Partners LP1	944,102
	SPECIFIED PURPOSE ACQUISITIONS — 12.4%
117,323	7GC & Co. Holdings, Inc.*	1,175,576
33,120	Agile Growth Corp.*	324,907
251,333	Americas Technology Acquisition Corp.*	2,588,730
25,000	Apeiron Capital Investment Corp.*	251,750
25,000	Arbor Rapha Capital Bioholdings Corp. I*	253,250
67,500	Archimedes Tech SPAC Partners Co.*	677,700
25,000	Arena Fortify Acquisition Corp.*	253,500
60,000	Atlas Crest Investment Corp. II*	595,800

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
90,000	Authentic Equity Acquisition Corp.*	$900,000
300,000	Battery Future Acquisition Corp.*	3,000,000
50,000	BioPlus Acquisition Corp.*	500,000
150,000	Black Mountain Acquisition Corp.*	1,522,500
40,000	Blockchain Coinvestors Acquisition Corp. I*	404,400
161,875	BlueRiver Acquisition Corp.*	1,597,706
20,000	Cactus Acquisition Corp. 1 Ltd.*	201,000
250,000	Carney Technology Acquisition Corp. II*	2,500,000
30,000	Chain Bridge I*	302,100
138,750	Clarim Acquisition Corp.*	1,377,788
9,127	Climate Real Impact Solutions II Acquisition Corp.*	90,996
258,555	Colicity, Inc.*	2,570,037
22,500	COVA Acquisition Corp.*	225,000
135,000	Delwinds Insurance Acquisition Corp.*	1,366,200
139,500	DiamondHead Holdings Corp.*	1,377,563
150,000	Direct Selling Acquisition Corp.*	1,524,000
15,000	DP Cap Acquisition Corp. I*	150,600
67,500	EdtechX Holdings Acquisition Corp. II*	690,525
180,000	Empowerment & Inclusion Capital I Corp.*	1,783,800
250,000	Enterprise 4.0 Technology Acquisition Corp.*	2,517,500
63,432	EQ Health Acquisition Corp.*	621,634
176,000	ESGEN Acquisition Corp.*	1,784,640
210,000	European Biotech Acquisition Corp.*	2,079,000
300,000	EVe Mobility Acquisition Corp.*	3,003,000
300,000	ExcelFin Acquisition Corp.*	3,015,000
50,000	Finnovate Acquisition Corp.*	506,000
9,000	Fortress Value Acquisition Corp. III*	89,190
200,000	Forum Merger IV Corp.*	1,988,000
83,940	GigCapital5, Inc.*	867,940
75,000	Golden Arrow Merger Corp.*	735,000
45,000	HH&L Acquisition Co.*	447,750
15,000	Hudson Executive Investment Corp. II*	148,350
100,000	Hunt Cos. Acquisition Corp. I*	1,015,000
90,000	InFinT Acquisition Corp.*	902,700
25,000	Innovative International Acquisition Corp.*	250,750
50,000	Intelligent Medicine Acquisition Corp.*	510,000
45,000	ITHAX Acquisition Corp.*	452,250
111,779	Jaws Juggernaut Acquisition Corp.*	1,115,554
36,000	KL Acquisition Corp.*	355,680
90,000	LF Capital Acquisition Corp. II*	900,000
67,500	LightJump Acquisition Corp.*	676,350

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
30,000	LMF Acquisition Opportunities, Inc.*	$312,300
112,600	Monument Circle Acquisition Corp.*,1	1,115,866
48,600	Moringa Acquisition Corp.*	482,112
149,800	Motive Capital Corp. II*	1,493,506
350,000	Newcourt Acquisition Corp.*	3,542,000
200,000	Onyx Acquisition Co. I*	2,028,000
175,000	Orion Biotech Opportunities Corp.*	1,708,000
270,000	Perception Capital Corp. II*	2,740,500
45,000	Peridot Acquisition Corp. II*	446,850
45,000	Phoenix Biotech Acquisition Corp.*	454,050
158,400	Pivotal Investment Corp. III*	1,568,160
50,000	Plum Acquisition Corp. I*	486,500
58,500	Progress Acquisition Corp.*	584,415
50,000	Pyrophyte Acquisition Corp.*	505,000
154,854	RMG Acquisition Corp. III*	1,540,797
150,000	Rose Hill Acquisition Corp.*	1,522,500
175,000	Sanaby Health Acquisition Corp. I*	1,772,750
180,000	Sarissa Capital Acquisition Corp.*	1,814,400
172,000	ScION Tech Growth I*	1,711,400
100,000	Semper Paratus Acquisition Corp.*	1,007,000
25,000	Sizzle Acquisition Corp.*	256,500
340,000	Software Acquisition Group, Inc. III*	3,437,400
13,500	Stratim Cloud Acquisition Corp.*	132,300
185,000	Tailwind International Acquisition Corp.*	1,829,650
150,000	Target Global Acquisition I Corp.*	1,494,000
20,000	TG Venture Acquisition Corp.*	204,200
10,000	Thrive Acquisition Corp.*	101,000
100,000	Thunder Bridge Capital Partners IV, Inc.*	986,000
54,000	TLG Acquisition One Corp.*	534,600
185,000	Z-Work Acquisition Corp.*	1,835,200
		89,833,672
	TRANSPORT-MARINE — 1.9%
824,435	Teekay LNG Partners LP1	13,957,684
	TOTAL UNITS
	(Cost $105,613,607)	104,735,458
	WARRANTS — 0.0%
74,635	Athlon Acquisition Corp., Expiration Date: March 5, 2026*	44,774

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
38,046	North Atlantic Acquisition Corp., Expiration Date: October 20, 2025*	$27,800
	TOTAL WARRANTS
	(Cost $0)	72,574
	SHORT-TERM INVESTMENTS — 13.0%
94,347,590	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.03%[1,2]	94,347,590
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $94,347,590)	94,347,590
	TOTAL INVESTMENTS — 102.1%
	(Cost $744,244,998)	742,588,067
	Liabilities in Excess of Other Assets — (2.1)%	(15,239,324)
	TOTAL NET ASSETS — 100.0%	$727,348,743
	SECURITIES SOLD SHORT — (11.7)%
	COMMON STOCKS — (11.7)%
	COMMERCIAL BANKS-EASTERN US — (2.9)%
(353,168)	FNB Corp.	(4,283,928)
(301,991)	Webster Financial Corp.	(16,863,177)
		(21,147,105)
	COMMERCIAL BANKS-WESTERN US — (0.2)%
(25,642)	First Interstate BancSystem, Inc. - Class A	(1,042,860)
	COMMERCIAL SERVICES-FINANCE — (3.5)%
(54,535)	S&P Global, Inc.	(25,736,702)
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — (0.0)%
(1,528)	Tango Holdings, Inc. - Class A*	(110,673)
	OIL COMP-INTEGRATED — (0.1)%
(35,481)	BP PLC - ADR	(944,859)
	S & L/THRIFTS-EASTERN US — (4.6)%
(2,729,118)	New York Community Bancorp, Inc.	(33,322,531)
	SEMICONDUCTOR EQUIPMENT — (0.4)%
(14,692)	MKS Instruments, Inc.	(2,558,906)
	TOTAL COMMON STOCKS
	(Proceeds $83,837,527)	(84,863,636)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $83,837,527)	$(84,863,636)

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (0.2)%
	CALL OPTIONS — (0.2)%
	Arena Pharmaceuticals, Inc.
(97)	Exercise Price: $90.00, Notional Amount: $(873,000), Expiration Date: February 18, 2022*	$(43,650)
	B. Riley Principal 150 Merger Corp.
(611)	Exercise Price: $10.00, Notional Amount: $(611,000), Expiration Date: January 21, 2022*	(9,165)
(171)	Exercise Price: $10.00, Notional Amount: $(171,000), Expiration Date: February 18, 2022*	(4,959)
	Benessere Capital Acquisition Corp.
(225)	Exercise Price: $10.00, Notional Amount: $(225,000), Expiration Date: February 18, 2022*	(4,500)
	Bridgetown Holdings Ltd.
(2,132)	Exercise Price: $10.00, Notional Amount: $(2,132,000), Expiration Date: January 21, 2022*	(5,330)
	CC Neuberger Principal Holdings II
(316)	Exercise Price: $10.00, Notional Amount: $(316,000), Expiration Date: February 18, 2022*	(3,160)
(8)	Exercise Price: $10.00, Notional Amount: $(8,000), Expiration Date: May 20, 2022*	(440)
	Churchill Capital Corp. V
(710)	Exercise Price: $10.00, Notional Amount: $(710,000), Expiration Date: January 21, 2022*	(3,550)
(10)	Exercise Price: $10.00, Notional Amount: $(10,000), Expiration Date: February 18, 2022*	(50)
(276)	Exercise Price: $10.00, Notional Amount: $(276,000), Expiration Date: March 18, 2022*	(2,760)
	Cohn Robbins Holdings Corp.
(804)	Exercise Price: $10.00, Notional Amount: $(804,000), Expiration Date: January 21, 2022*	(2,010)
(188)	Exercise Price: $10.00, Notional Amount: $(188,000), Expiration Date: March 18, 2022*	(1,880)
	Cohn Robbins Holdings Corp.
(249)	Exercise Price: $10.00, Notional Amount: $(249,000), Expiration Date: February 18, 2022*	(1,245)
	Crucible Acquisition Corp.
(500)	Exercise Price: $10.00, Notional Amount: $(500,000), Expiration Date: January 21, 2022*	(1,250)
(668)	Exercise Price: $10.00, Notional Amount: $(668,000), Expiration Date: February 18, 2022*	(3,340)
	Del Taco Restaurants, Inc.
(427)	Exercise Price: $12.50, Notional Amount: $(533,750), Expiration Date: January 21, 2022*	(427)

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(2,426)	Exercise Price: $12.50, Notional Amount: $(3,032,500), Expiration Date: March 18, 2022*	$(24,260)
	Dicerna Pharmaceuticals, Inc.
(824)	Exercise Price: $40.00, Notional Amount: $(3,296,000), Expiration Date: January 21, 2022*	—
(747)	Exercise Price: $40.00, Notional Amount: $(2,988,000), Expiration Date: July 15, 2022*	—
	FirstMark Horizon Acquisition Corp.
(50)	Exercise Price: $10.00, Notional Amount: $(50,000), Expiration Date: January 21, 2022*	(100)
	Gores Guggenheim, Inc.
(4,940)	Exercise Price: $10.00, Notional Amount: $(4,940,000), Expiration Date: January 21, 2022*	(864,500)
	Horizon Acquisition Corp. II
(377)	Exercise Price: $10.00, Notional Amount: $(377,000), Expiration Date: January 21, 2022*	(943)
(1)	Exercise Price: $10.00, Notional Amount: $(1,000), Expiration Date: April 14, 2022*	(10)
	Lefteris Acquisition Corp.
(1,014)	Exercise Price: $10.00, Notional Amount: $(1,014,000), Expiration Date: January 21, 2022*	(2,535)
	Lux Health Tech Acquisition Corp.
(45)	Exercise Price: $10.00, Notional Amount: $(45,000), Expiration Date: January 21, 2022*	(113)
	Mimecast Ltd.
(178)	Exercise Price: $80.00, Notional Amount: $(1,424,000), Expiration Date: January 21, 2022*	(5,340)
(156)	Exercise Price: $80.00, Notional Amount: $(1,248,000), Expiration Date: February 18, 2022*	(5,460)
	Pine Island Acquisition Corp.
(1,240)	Exercise Price: $10.00, Notional Amount: $(1,240,000), Expiration Date: January 21, 2022*	(3,720)
(1,153)	Exercise Price: $10.00, Notional Amount: $(1,153,000), Expiration Date: March 18, 2022*	(17,295)
	RedBall Acquisition Corp.
(2,045)	Exercise Price: $10.00, Notional Amount: $(2,045,000), Expiration Date: January 21, 2022*	(5,112)
	Social Capital Hedosophia Holdings Corp. IV
(2)	Exercise Price: $10.00, Notional Amount: $(2,000), Expiration Date: January 21, 2022*	(50)
	Social Capital Hedosophia Holdings Corp. VI

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(1,500)	Exercise Price: $10.00, Notional Amount: $(1,500,000), Expiration Date: January 21, 2022*	$(36,000)
(2,244)	Exercise Price: $10.00, Notional Amount: $(2,244,000), Expiration Date: March 18, 2022*	(94,248)
	SVF Investment Corp.
(750)	Exercise Price: $10.00, Notional Amount: $(750,000), Expiration Date: January 21, 2022*	(11,250)
(927)	Exercise Price: $10.00, Notional Amount: $(927,000), Expiration Date: February 18, 2022*	(13,905)
	Vonage Holdings Corp.
(241)	Exercise Price: $21.00, Notional Amount: $(506,100), Expiration Date: January 21, 2022*	(1,205)
(13)	Exercise Price: $22.00, Notional Amount: $(28,600), Expiration Date: January 21, 2022*	(33)
(58)	Exercise Price: $21.00, Notional Amount: $(121,800), Expiration Date: March 18, 2022*	(290)
	Vy Global Growth
(507)	Exercise Price: $10.00, Notional Amount: $(507,000), Expiration Date: January 21, 2022*	(1,267)
(802)	Exercise Price: $10.00, Notional Amount: $(802,000), Expiration Date: March 18, 2022*	(4,010)
	TOTAL CALL OPTIONS
	(Proceeds $968,716)	(1,179,362)
	PUT OPTIONS — (0.0)%
	Vonage Holdings Corp.
(1)	Exercise Price: $20.00, Notional Amount: $(2,000), Expiration Date: January 21, 2022*	(5)
	TOTAL PUT OPTIONS
	(Proceeds $20)	(5)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $968,736)	$(1,179,367)

LP — Limited Partnership
ADR — American Depository Receipt
PLC — Public Limited Company

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral was $160,950,772.
[2] The rate is the annualized seven-day yield at period end.